BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN - Reconciliation of Net loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares subject to possible redemption
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Allocation of net loss - basic	$ (168,612)	$ (92,995)	$ (228,566)	$ (768,294)	$ (701,941)	$ 2,528,027
Allocation of net loss - diluted	$ (168,612)	$ (92,995)	$ (228,566)	$ (768,294)	$ (701,941)	$ 2,528,027
Weighted average number of shares outstanding
Weighted average shares outstanding - basic (in shares)	1,610,373	2,846,071	1,610,373	2,846,071	2,565,844	9,753,411
Weighted average shares outstanding - diluted (in shares)	1,610,373	2,846,071	1,610,373	2,846,071	2,565,844	9,753,411
Net loss per share - basic (in dollars per share)	$ (0.1)	$ (0.03)	$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26
Net loss per share - diluted (in dollars per share)	$ (0.1)	$ (0.03)	$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26
Class A (non-redeemable) and Class B
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN
Allocation of net loss - basic	$ (602,046)	$ (187,881)	$ (816,120)	$ (1,552,208)	$ (1,573,035)	$ 1,490,366
Allocation of net loss - diluted	$ (602,046)	$ (187,881)	$ (816,120)	$ (1,552,208)	$ (1,573,035)	$ 1,490,366
Weighted average number of shares outstanding
Weighted average shares outstanding - basic (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding - diluted (in shares)	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Net loss per share - basic (in dollars per share)	$ (0.1)	$ (0.03)	$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26
Net loss per share - diluted (in dollars per share)	$ (0.1)	$ (0.03)	$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26